Related Party Disclosures - Schedule of Other Assets and Liabilities with Related Parties (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Parent Entity [Member]
ASSETS
Derivative Financial Instruments
Debt financial instruments
Other financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans
Residential mortgage loans
Consumer Loans
Allowances established – Loans
Other assets	16	10
Contingent loans
LIABILITIES
Derivative Financial Instruments
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost:
Current accounts and other demand deposits	170	336
Saving accounts and time deposits	151,595	85,904
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities
Other Legal Entity [Member]
ASSETS
Derivative Financial Instruments	273,492	212,147
Debt financial instruments
Other financial instruments		1,410
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income	5,388	6,328
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	266,912	199,564
Residential mortgage loans
Consumer Loans		5
Allowances established – Loans	(1,291)	(1,709)
Other assets	132,549	159,805
Contingent loans	159,749	119,510
LIABILITIES
Derivative Financial Instruments	300,756	242,098
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes	3,137	5,674
Financial liabilities at amortized cost:
Current accounts and other demand deposits	141,497	200,019
Saving accounts and time deposits	78,618	160,760
Obligations by repurchase agreements and securities lending		2,003
Borrowings from financial institutions	3,175	86,642
Debt financial instruments issued
Other financial obligations
Lease liabilities	9,200	10,845
Other liabilities	140,479	152,457
Key Personnel of the Consolidated Bank [Member]
ASSETS
Derivative Financial Instruments
Debt financial instruments
Other financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	1,291	1,028
Residential mortgage loans	14,694	17,975
Consumer Loans	1,656	1,969
Allowances established – Loans	(30)	(19)
Other assets	38	13
Contingent loans	3,822	4,058
LIABILITIES
Derivative Financial Instruments
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost:
Current accounts and other demand deposits	2,860	2,161
Saving accounts and time deposits	3,093	4,392
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities	532	493
Other Related Party [Member]
ASSETS
Derivative Financial Instruments
Debt financial instruments
Other financial instruments
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	9,967	11,340
Residential mortgage loans	59,861	60,153
Consumer Loans	11,482	11,739
Allowances established – Loans	(326)	(312)
Other assets	7	16
Contingent loans	17,761	17,714
LIABILITIES
Derivative Financial Instruments
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost:
Current accounts and other demand deposits	6,844	7,652
Saving accounts and time deposits	19,082	24,265
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued
Other financial obligations
Lease liabilities
Other liabilities	5	53
Total [Member]
ASSETS
Derivative Financial Instruments	273,492	212,147
Debt financial instruments
Other financial instruments		1,410
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets designated as at fair value through profit or loss
Financial assets at fair value through other comprehensive income	5,388	6,328
Derivative Financial Instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Commercial loans	278,170	211,932
Residential mortgage loans	74,555	78,128
Consumer Loans	13,138	13,713
Allowances established – Loans	(1,647)	(2,040)
Other assets	132,610	159,844
Contingent loans	181,332	141,282
LIABILITIES
Derivative Financial Instruments	300,756	242,098
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes	3,137	5,674
Financial liabilities at amortized cost:
Current accounts and other demand deposits	151,371	210,168
Saving accounts and time deposits	252,388	275,321
Obligations by repurchase agreements and securities lending		2,003
Borrowings from financial institutions	3,175	86,642
Debt financial instruments issued
Other financial obligations
Lease liabilities	9,200	10,845
Other liabilities	$ 141,016	$ 153,003